Capital stock	12 Months Ended
Mar. 28, 2026
Equity [Abstract]
Capital stock
13.	Capital stock:
Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 30, 2024	11,447,999	$40,725	7,717,970	$57,755	19,165,969	$98,480

Settlement of stock units and stock options	428,718	2,129	—	—	428,718	2,129

Balance as of March 29, 2025	11,876,717	$42,854	7,717,970	$57,755	19,594,687	$100,609

Settlement of stock units	110,588	565	—	—	110,588	565

Balance as of March 28, 2026	11,987,305	$43,419	7,717,970	$57,755	19,705,275	$101,174